Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Ohio (97.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	527
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	130	140
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	643
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	557
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,595
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,719
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,138
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	242
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,765	5,478
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	507
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,938
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,041
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	541
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	293
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,814
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	625
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,859
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,140
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	423
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,075	1,064
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,532
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	385
	Akron OH Income Tax Revenue	5.000%	12/1/31	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,627
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,343
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,334
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	123
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,372
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	660
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,552
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,900
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,760
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,000	974
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,925	8,477
[3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/3/25	11,660	11,660
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/31	1,415	1,365
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/40	4,325	3,871
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	183
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	228
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	303
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	377
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	450
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	248
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/41	175	177
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/48	1,325	1,407
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	1,014
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	359
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,273
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,386
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	100	109
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	1,500	1,685
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,266
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	386
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,494
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,014
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,796
	Athens City School District GO	4.000%	12/1/29	745	777
	Athens City School District GO	4.000%	12/1/30	380	396
	Athens City School District GO	4.000%	12/1/31	400	415

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athens City School District GO	3.250%	12/1/48	2,000	1,663
	Athens City School District GO	5.000%	12/1/49	1,750	1,832
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,095
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	870
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	889
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	738
	Big Walnut Local School District GO	5.000%	12/1/42	920	957
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,519
	Big Walnut Local School District GO	3.500%	12/1/55	290	241
	Big Walnut Local School District GO	5.000%	12/1/55	2,175	2,229
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,203
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,021
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	314
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	455
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,120
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	659
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	763
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	508
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	810
	Bowling Green State University College & University Revenue	5.000%	6/1/42	2,750	2,811
[4]	Brunswick City School District GO	0.000%	12/1/35	200	131
[4]	Brunswick City School District GO	0.000%	12/1/36	200	125
[4]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,059
[4]	Brunswick City School District GO	5.500%	12/1/60	2,785	2,985
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,589
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,250	3,424
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,171
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,989
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,306
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,030	5,895
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,675
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,485	16,763
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	996
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,056
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,172
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	957
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	100
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	134
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	188
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	192
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	196
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	205
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	208
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	220
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	223
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	229
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,033
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/28	2,200	2,218
	Canton City School District GO	5.000%	12/1/43	1,555	1,656
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,201
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	384
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,513
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	578
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	456
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	519
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	415
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	415
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	564
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	671
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	446
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,001
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	702
	Cincinnati OH GO	4.000%	12/1/30	500	516
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	411
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	676
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	878
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	160
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	224
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	577
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	801

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	947
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,050
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	621
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	859
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	542
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,809
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	508
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,227
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	189
	Cleveland OH GO	3.000%	12/1/28	895	896
	Cleveland OH GO	3.000%	12/1/31	1,500	1,479
	Cleveland OH GO	4.000%	12/1/31	385	403
	Cleveland OH GO	3.000%	12/1/32	1,825	1,773
	Cleveland OH GO	5.000%	12/1/32	225	238
	Cleveland OH GO	3.000%	12/1/33	990	957
	Cleveland OH GO	3.000%	12/1/35	750	717
	Cleveland OH GO	3.000%	12/1/36	795	753
	Cleveland OH GO	5.000%	12/1/40	1,000	1,103
	Cleveland OH GO	5.000%	12/1/41	860	942
	Cleveland OH GO	5.000%	12/1/42	775	858
	Cleveland OH GO	5.000%	12/1/43	250	271
	Cleveland OH GO	3.000%	12/1/49	2,370	1,891
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	308
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	525
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	525
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	661
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	506
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	453
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,539
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,132
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,780
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,377
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	603
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	209
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	2,032
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	681
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	4,975	5,051
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,353
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	271
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,645
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,741
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,843
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,935
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	6,010	6,336
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	277
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	330
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	307
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	351
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,061
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	974
	Columbus City School District GO	5.000%	12/1/42	450	462
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,619
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,633
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,245	2,254
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,650	2,675
	Columbus OH GO	4.000%	7/1/30	1,200	1,203
	Columbus OH GO	5.000%	4/1/37	3,835	4,221
	Columbus OH GO	5.000%	8/15/39	4,000	4,581
	Columbus OH GO	5.000%	8/15/42	3,000	3,350
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/42	500	548
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/43	500	544
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/50	3,500	3,822

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	4,200	4,557
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/44	2,000	1,988
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,057
	Columbus-Franklin County Finance Authority Revenue	4.375%	6/1/43	5,000	4,943
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	154
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	363
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	754
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,354
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,496
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,316
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,216
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,823
	Cuyahoga Community College District GO	5.000%	12/1/37	55	56
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	991
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	206
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	507
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,052
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,078
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	1,050	1,065
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	419
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	516
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	513
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	877
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,410	3,413
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,194
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	271
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	204
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	285
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	306
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	986
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,752
	Delhi Township OH GO	4.000%	12/1/29	150	156
	Delhi Township OH GO	4.000%	12/1/30	160	168
	Delhi Township OH GO	4.000%	12/1/32	310	329
	Delhi Township OH GO	4.000%	12/1/33	400	422
	Delhi Township OH GO	4.000%	12/1/34	815	859
	Delhi Township OH GO	4.000%	12/1/35	430	450
	Delhi Township OH GO	4.000%	12/1/36	320	335
[3,6]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.050%	3/3/25	11,585	11,585
	Dublin City School District GO	5.000%	12/1/43	700	767
	Dublin City School District GO	5.000%	12/1/44	800	873
	Dublin OH GO	5.000%	12/1/31	500	539
	Dublin OH GO	5.000%	12/1/32	550	592
	Dublin OH GO	3.000%	12/1/35	25	24
	Dublin OH GO	3.000%	12/1/36	990	932
	East Knox Local School District GO	3.000%	11/1/56	1,045	764
	Elyria OH GO	4.000%	12/1/25	470	474
	Elyria OH GO	4.000%	12/1/27	670	681
	Elyria OH GO	4.000%	12/1/28	695	705
	Elyria OH GO	4.000%	12/1/31	225	228
	Elyria OH GO	4.000%	12/1/32	280	283
	Elyria OH GO	4.000%	12/1/33	440	444
	Euclid City School District GO	4.750%	1/15/54	645	646
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,397
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	155
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	114
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	129
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	180
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	179
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	294
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	884
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,656
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,082
	Fairfield County OH GO	2.000%	12/1/41	800	546
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,487
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,685
	Franklin City School District GO	3.000%	11/1/40	400	356
	Franklin City School District GO	3.000%	11/1/50	1,500	1,166
	Franklin City School District GO	3.000%	11/1/57	6,180	4,588

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	800	821
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	565	576
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/35	500	508
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,377
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	620	623
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/39	515	516
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,560	8,198
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/38	1,000	1,123
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/39	1,000	1,116
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	1,000	1,109
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/42	4,000	4,375
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	200	207
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	500	538
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	530	580
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	135	146
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	100	108
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/40	1,225	1,231
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/46	5,885	6,099
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	485
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,585	2,357
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,571
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,780	2,802
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	539
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,724
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	818
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,500	6,072
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,538
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,068
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,219
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,633
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,325
[7]	Freddie Mac Pool	3.750%	10/1/38	4,334	4,272
[7]	Freddie Mac Pool	4.250%	6/1/41	1,997	1,972
	Fremont City School District GO	5.000%	1/15/40	200	203
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	3,565	2,578
	Grandview Heights City School District GO	3.125%	12/1/55	245	188
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	526
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,008
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,723
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,113
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,758
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/59	3,000	3,047
	Greene County Vocational School District GO	5.000%	12/1/29	300	323
	Greene County Vocational School District GO	4.000%	12/1/34	700	719
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	941
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,086
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	2,000	2,068
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,077
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,604
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	1,000	1,044
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,671
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	5,994
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	3,276
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,498
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	2,500	2,508
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,310	1,311

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	2,750	2,764
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,656
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	850
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	3,400	3,404
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	2,210	2,211
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/3/25	6,680	6,680
[1,8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	339
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,281
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,639
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,318
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,135
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/49	3,230	3,474
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	208
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	414
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,835
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,005
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,085
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	553
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,567
[4]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/34	1,235	1,267
[4]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/39	1,325	1,334
	Hudson OH City School District GO	4.000%	12/1/33	420	424
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	876
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	882
	Kenston Local School District GO	0.000%	12/1/27	1,100	1,008
	Kent City School District GO	3.000%	12/1/40	1,000	890
	Kent State University College & University Revenue	5.000%	5/1/29	100	108
	Kent State University College & University Revenue	5.000%	5/1/30	175	193
	Kent State University College & University Revenue	5.000%	5/1/31	175	192
	Kent State University College & University Revenue	5.000%	5/1/32	150	164
	Kent State University College & University Revenue	5.000%	5/1/33	250	273
	Kent State University College & University Revenue	5.000%	5/1/34	315	343
	Kent State University College & University Revenue	5.000%	5/1/35	350	380
	Kent State University College & University Revenue	5.000%	5/1/36	400	432
	Kent State University College & University Revenue	5.000%	5/1/37	225	242
	Kent State University College & University Revenue	5.000%	5/1/38	300	322
[9]	Kent State University College & University Revenue	5.000%	5/1/38	1,300	1,474
	Kent State University College & University Revenue	5.000%	5/1/39	300	321
	Kent State University College & University Revenue	5.000%	5/1/40	450	479
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,361
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,689
	Kettering City School District COP	5.000%	12/1/31	260	279
	Kettering City School District COP	4.000%	12/1/33	270	278
	Kettering City School District COP	4.000%	12/1/35	375	383
	Kettering City School District COP	3.375%	12/1/46	295	255
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,071
	Kings Local School District GO	5.500%	12/1/62	3,760	4,045
	Lake Local School District OH Wood County GO	4.000%	12/1/58	7,000	6,309
	Lakewood City School District GO	4.000%	11/1/30	235	242
	Lakewood City School District GO	4.000%	11/1/31	440	452
	Lakewood City School District GO	4.000%	11/1/32	245	250
	Lakewood City School District GO	4.000%	11/1/33	375	382
	Lakewood City School District GO	4.000%	11/1/34	380	386
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/29	240	253
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/29	285	303
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/30	280	298
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/30	285	305
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	9,665	10,268
	Lexington Local School District GO	3.000%	10/1/44	490	394
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	250	195
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,543
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,910
	Licking Heights Local School District GO	3.500%	10/1/54	200	167
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,090
	Logan Elm Local School District GO	4.000%	11/1/55	975	919
	Lorain County OH BAN GO	4.375%	5/1/25	1,280	1,282
	Lorain County OH BAN GO	4.250%	12/5/25	500	500
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	466
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,168

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,881
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	199
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	761
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	72
	Mariemont City School District GO	3.000%	12/1/34	555	534
	Medina County OH GO	4.000%	12/1/29	165	167
	Medina County OH GO	4.000%	12/1/31	160	162
	Medina County OH GO	3.000%	12/1/35	270	258
	Medina County OH GO	3.000%	12/1/37	500	470
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	106
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	2,615	2,670
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,269
	Miami University OH College & University Revenue	5.000%	9/1/31	640	710
	Miami University OH College & University Revenue	5.000%	9/1/32	345	386
	Miami University OH College & University Revenue	5.000%	9/1/36	685	759
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	744
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,704
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,563
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	525
[4]	Midview Local School District COP	4.000%	11/1/28	810	838
[4]	Midview Local School District COP	4.000%	11/1/29	870	905
	Milford Exempted Village School District GO	4.000%	12/1/34	300	312
	Milford Exempted Village School District GO	4.000%	12/1/35	250	259
	Milford Exempted Village School District GO	4.000%	12/1/36	150	155
	Milford Exempted Village School District GO	4.000%	12/1/37	250	257
	Milford Exempted Village School District GO	4.000%	12/1/39	135	138
	Milford Exempted Village School District GO	4.000%	12/1/40	225	229
	Milford Exempted Village School District GO	4.000%	12/1/41	385	389
	Milford Exempted Village School District GO	4.000%	12/1/42	200	201
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,130	1,163
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	242
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	528
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,101
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	193
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	324
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,306
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	455
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,980
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	401
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	1,010
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	288
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,435
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	3,010
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,968
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,841
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,000	896
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,695	2,552
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,246
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,085
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,782
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/54	2,000	2,092
	Muskingum County OH GO	4.000%	12/1/49	1,755	1,702
	Muskingum County OH GO	4.000%	12/1/60	2,000	1,867
[9]	New Albany Plain Local School District GO	5.250%	12/1/59	2,000	2,179
[9]	New Albany Plain Local School District GO	4.250%	12/1/61	1,000	989
	North Canton City School District GO	3.000%	11/1/56	2,060	1,541
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,894
	North Ridgeville City School District GO	5.250%	12/1/54	1,090	1,139
	North Ridgeville City School District GO	5.500%	12/1/57	1,060	1,117
	North Ridgeville City School District GO	4.500%	12/1/61	2,500	2,495
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	325	328
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	243
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	160
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	745
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,638
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	404

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	178
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	818
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	813
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	3,750	3,522
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	105
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	209
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	271
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	187
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	250	240
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	363
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	241
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,752
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	2,000	1,963
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,079
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	428
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,939
	Ohio GO	5.000%	5/1/25	670	672
	Ohio GO	4.000%	6/15/26	2,500	2,545
	Ohio GO	5.000%	5/1/30	350	389
	Ohio GO	5.000%	11/1/30	3,000	3,362
	Ohio GO	5.000%	5/1/31	775	874
	Ohio GO	5.000%	5/1/32	600	687
	Ohio GO	5.000%	3/1/33	100	112
	Ohio GO	5.000%	5/1/34	1,190	1,194
	Ohio GO	5.000%	2/1/35	4,395	4,466
	Ohio GO	5.000%	5/1/36	1,255	1,302
	Ohio GO	5.000%	6/15/36	120	129
	Ohio GO	5.000%	3/1/39	1,585	1,637
	Ohio GO	5.000%	3/1/39	500	548
	Ohio GO	5.000%	3/1/42	3,000	3,348
	Ohio GO	5.000%	5/1/42	5,000	5,589
	Ohio GO	5.000%	3/1/43	3,000	3,318
	Ohio GO	5.000%	5/1/43	5,000	5,539
	Ohio GO	5.000%	5/1/44	5,000	5,514
	Ohio GO	5.000%	5/1/45	5,000	5,476
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	171
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	108
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,795
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,292
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	556
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,072
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,633
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,740	2,655
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,395
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,241
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	2,013
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,457
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	675
[4]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,245
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,765
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	829
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,027
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	13,985
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,750	5,854
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,570
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,003
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	110
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	633
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,107
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	155
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,057
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	459
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,412
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/37	2,605	2,725
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/52	1,250	1,279
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,277
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	971
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,528

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	665
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	658
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	304
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	303
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	503
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	3,256
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,068
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,113
[9]	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/41	1,400	1,560
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/44	1,000	1,034
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	869
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,940	1,656
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	7,300	6,032
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/44	1,300	1,223
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,947
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	313
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	573
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	286
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/26	475	491
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/28	1,140	1,210
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/29	1,015	1,092
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/30	740	797
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/31	200	215
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/49	2,180	1,964
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,693
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,411
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,505	1,562
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,881
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,812
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,866
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	2,895	2,900
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,780
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	213
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/33	130	142
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/34	875	950
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/35	800	866
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/36	250	255
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	250	222
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/38	925	936
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/40	400	344
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/41	680	675
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/42	640	532
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	1,939
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	595
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	168
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	909
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	579
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	935	996
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/45	790	823
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	1,000	1,054
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	3,005	3,134
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	944

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	990
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,037
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,083
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,031
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	386
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	425
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	990
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,317
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,319
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	323
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,241
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,496
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,156
	Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/52	2,000	2,066
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	1,315	1,317
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	945
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	1,929	1,887
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/41	2,000	2,032
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	4,322
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/49	1,350	1,608
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/49	1,000	1,242
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	780	775
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	1,019
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,835	2,796
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	12,320	12,774
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	6,940	7,365
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/54	1,755	1,775
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,205	3,512
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,720	4,105
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,000	3,325
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/55	3,000	3,038
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	2,885	3,218
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	2,960	2,969
[6,9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Haven'S Edge Apartments Project)	5.700%	8/1/43	410	430
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,060	4,177
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	680	684
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,575	1,578
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,975	2,948
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,890	1,907
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,945
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,701
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	1,000	1,023
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/27	740	742
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,047
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	120
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,187
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/28	160	172
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/33	1,000	1,098
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36	2,045	2,123
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/38	5,585	6,023
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/40	4,000	4,272
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/41	750	804
	Ohio Special Obligation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	4/1/27	200	210
	Ohio Special Obligation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	4/1/30	275	304
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,030
	Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,284
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,076
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,013
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,002
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,228
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	8,975	9,913
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	133
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	917
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	522

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	576
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,202
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	5,008
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,749
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	486
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	3,355	3,776
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,694
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	681
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,114
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,285
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,228
	Ohio University College & University Revenue	5.250%	12/1/54	2,110	2,299
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	151
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	115
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,216
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	5,025	5,397
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	4,000	4,337
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,409
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	129
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	8,848
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,922
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	127
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	6,980	7,779
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	1,980	2,217
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/43	3,000	3,313
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	4,000	4,398
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,007
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	9,000	9,427
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	458
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	309
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	495
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	393
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	280
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	560
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	559
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,113
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	499
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,384
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	2,125	2,336
	Olentangy Local School District GO	4.000%	12/1/34	475	485
[4]	Perry Lake County Local School District COP	3.000%	12/1/34	675	640
[4]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,116
[4]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,093
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,028
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,019
	Pickerington Local School District GO	4.000%	12/1/40	1,000	1,013
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,054
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,136
	Polaris Career Center COP	5.000%	11/1/36	410	414
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	2,220	2,317
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/58	1,150	1,220
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,000	4,171
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,265	4,405
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/63	1,600	1,697
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	989
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/44	1,500	1,495
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/55	1,500	1,463
	Reynoldsburg OH GO	3.550%	12/1/42	640	595
	Reynoldsburg OH GO	3.600%	12/1/48	670	599
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	236
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,105
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	604
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	982

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	656
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	938
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	841
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,023
	Shaker Heights City School District GO	5.250%	12/15/54	2,500	2,727
	Shaker Heights City School District GO	5.250%	12/15/59	2,500	2,720
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,460
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,575
	Sharonville OH Special Obligation Revenue	4.000%	12/1/39	550	558
	Sharonville OH Special Obligation Revenue	4.000%	12/1/40	560	565
	Sharonville OH Special Obligation Revenue	4.000%	12/1/41	550	552
	Sharonville OH Special Obligation Revenue	4.000%	12/1/42	750	750
[4]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	359
[4]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	357
	Southwest Licking Local School District GO	4.000%	11/1/34	500	508
	Southwest Licking Local School District GO	3.375%	11/1/47	120	104
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,375
	South-Western City School District GO	3.000%	12/1/33	30	29
	South-Western City School District GO	3.000%	12/1/34	25	24
	South-Western City School District GO	3.000%	12/1/35	145	137
[9]	Springfield-Clark County Career Technology Center GO	5.000%	10/1/61	2,000	2,079
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	3,450	3,719
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	2,690	2,945
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,710
[9]	Toledo City School District GO	5.000%	12/1/54	3,000	3,168
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,466
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	944
	Tolles Career & Technical Center (Ohio School Facilities Project) COP	5.250%	12/1/53	1,000	1,049
	Troy OH City School District GO	5.000%	12/1/43	500	542
	Troy OH City School District GO	5.000%	12/1/44	550	595
	Troy OH City School District GO	5.000%	12/1/54	2,000	2,127
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	378
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	388
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	496
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	412
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	447
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	299
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	424
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	798
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,081
	Union County OH GO	5.000%	12/1/27	215	226
	Union County OH GO	5.000%	12/1/37	950	985
	Union County OH GO	5.000%	12/1/38	615	637
	Union County OH GO	5.000%	12/1/47	2,585	2,652
	University of Akron College & University Revenue	5.000%	1/1/30	530	574
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,230
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	189
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,376
	University of Cincinnati College & University Revenue	5.000%	6/1/39	1,070	1,194
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,180	1,294
	University of Cincinnati College & University Revenue	5.000%	6/1/49	2,000	2,134
	University of Cincinnati College & University Revenue	5.250%	6/1/49	2,350	2,551
	University of Cincinnati College & University Revenue	5.250%	6/1/54	7,750	8,331
	University of Toledo College & University Revenue	5.000%	6/1/25	600	603
	University of Toledo College & University Revenue	5.000%	6/1/26	100	103
	University of Toledo College & University Revenue	5.000%	6/1/27	100	104
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,307
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,347
[6]	University of Toledo College & University Revenue TOB VRDO	1.900%	3/3/25	130	130
[6]	University of Toledo College & University Revenue TOB VRDO	1.900%	3/3/25	13,385	13,385
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	183
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	156
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	331
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/46	2,590	2,711
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/55	3,000	3,138
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,858
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	874
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	610

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	664
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,004
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,002
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,573
[4]	Warrensville Heights City School District GO	5.000%	12/1/34	115	115
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,014
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	496
	Westfall Local School District GO	4.000%	12/1/31	100	106
	Westfall Local School District GO	4.000%	12/1/33	200	210
	Westfall Local School District GO	4.000%	12/1/36	250	260
	Westfall Local School District GO	2.375%	12/1/50	425	267
	Wickliffe City School District GO	3.000%	12/1/39	400	352
	Wickliffe City School District GO	3.000%	12/1/40	215	185
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,842
	Winton Woods City School District GO	0.000%	11/1/29	885	755
	Winton Woods City School District GO	0.000%	11/1/30	1,005	823
	Winton Woods City School District GO	0.000%	11/1/31	1,020	804
	Winton Woods City School District GO	0.000%	11/1/32	1,140	860
	Worthington City School District GO	5.000%	12/1/41	2,000	2,196
	Worthington City School District GO	5.000%	12/1/43	1,370	1,490
	Worthington City School District GO	3.750%	12/1/48	1,425	1,302
	Worthington City School District GO	5.500%	12/1/54	11,000	12,021
[4]	Wright State University College & University Revenue	5.000%	5/1/28	570	605
[4]	Wright State University College & University Revenue	5.000%	5/1/29	595	641
[4]	Wright State University College & University Revenue	5.000%	5/1/30	240	262
[4]	Wright State University College & University Revenue	5.000%	5/1/31	840	928
[4]	Wright State University College & University Revenue	5.000%	5/1/31	245	271
[4]	Wright State University College & University Revenue	5.000%	5/1/32	265	295
	Wynford Local School District GO	3.750%	11/1/54	325	277
[4]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,059
[4]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,071
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	261
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,216
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,306
					1,307,852
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,150	1,106
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	25	26
					1,132
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	369	371
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,255	3,404
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,608
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,689
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	417	296
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	817	822
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	535	536
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	144
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	200	193
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	671
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,350	1,435
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	806
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	290	304
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	35	37
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	250	237
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	255	259
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	696	639
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	415	357
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	542
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	199	147
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,773	1,766
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	92	92
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	144	48
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	987

Vanguard® Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,684	2,694
				21,346
Total Tax-Exempt Municipal Bonds (Cost $1,370,320)				1,330,330
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	1,467	922
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	708	453
Total Taxable Municipal Bonds (Cost $1,340)				1,375
Total Investments (99.7%) (Cost $1,371,660)				1,331,705
Other Assets and Liabilities—Net (0.3%)				3,717
Net Assets (100%)				1,335,422
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $155,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $29,541,000, representing 2.2% of net assets.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	158	17,054	138

Short Futures Contracts
Long U.S. Treasury Bond	June 2025	(24)	(2,834)	(47)
Ultra Long U.S. Treasury Bond	June 2025	(10)	(1,241)	(19)
				(66)
				72
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse

Vanguard® Ohio Long-Term Tax-Exempt Fund
is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,330,330	—	1,330,330
Taxable Municipal Bonds	—	1,375	—	1,375
Total	—	1,331,705	—	1,331,705
Derivative Financial Instruments
Assets
Futures Contracts[1]	138	—	—	138
Liabilities
Futures Contracts[1]	(66)	—	—	(66)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.